Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Allianz Variable Insurance Products Fund of Funds Trust
Prospectus Date	rr_ProspectusDate	Apr. 27, 2015
Document Creation Date	dei_DocumentCreationDate	Apr. 21, 2015